NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2013
NONCONTROLLING INTEREST
Schedule of noncontrolling interest

	Bona Guoqiang	Distribution Workshop (BVI&HK)	Cinema Popular	Xi'an Huitong	Shanghai Cinema	Mango Cinema	Tianjin (Nongken&Jin'ao)	Total
Balance as of January 1, 2011	—	136,604	(317,500)	360,860	1,922,446	—	—	2,102,410
Bona Starlight (Note 3)	—	—	—	—	—	1,155,121	—	1,155,121
Foreign currency translation adjustment	—	1,459	(614)	15,355	(792)	32,392	—	47,800
Net income (loss)	—	505,742	(5,430)	(90,727)	29,324	(298,614)	—	140,295

Balance as of December 31, 2011	—	643,805	(323,544)	285,488	1,950,978	888,899	—	3,445,626
Capital injection in Tianjin Nongken(i)	—	—	—	—	—	—	774,030	774,030
Foreign currency translation adjustment	—	1,411	(20,272)	3,290	888	9,777	6,854	1,948
Net (loss) income	—	(4,203)	(8,300)	56,379	105,157	193,005	(626,538)	(284,500)

Balance as of December 31, 2012	—	641,013	(352,116)	345,157	2,057,023	1,091,681	154,346	3,937,104
Capital injection in Bona Guoqiang(ii)	48,210	—	—	—	—	—	—	48,210
Mango Cinema(iii)	—	—	—	—	—	(758,382)	—	(758,382)
Xi'an Huitong(iv)	—	—	—	(306,582)	—	—	—	(306,582)
Foreign currency translation adjustment	1,184	(799)	143	3,765	4,213	11,885	(11,176)	9,215
Net (loss) income	(14,872)	(256,160)	(5,513)	(42,340)	86,055	49,061	(950,023)	(1,133,792)

Balance as of December 31, 2013	34,522	384,054	(357,486)	—	2,147,291	394,245	(806,853)	1,795,773

(i)
On April 20, 2012, the Group set up a subsidiary, Tianjin Nongken, of which 51% equity interest was owned by the Group and 49% was owned by a third-party shareholder.

(ii)
On March 6, 2013, the Group set up a subsidiary, Bona Guoqiang, of which 70% equity interest was owned by the Group and 30% was owned by a third-party shareholder.

(iii)
On January, 2013, the Group acquired 34% equity interest of Mango Cinema with a total cash consideration of $327,827 (equivalent to RMB 2,040,000) from a noncontrolling interest holder. This was accounted for as an equity transaction with a reduction of noncontrolling interest by $758,382 and an increase in additional paid-in capital by $430,472.

(iv)
On May 17, 2013, the Group acquired the remaining 49% interest in Xi'an Huitong with a total cash consideration of $398,076 (equivalent to RMB 2,450,000) from a noncontrolling interest holder. After the acquisition, it became a 100% consolidated entity of the Group. This was accounted for as an equity transaction with a reduction of noncontrolling interest by $306,582 and a decrease in additional paid-in capital by $91,697.